Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	June 30, 2018	June 30, 2017
Deferred tax assets:
Federal net operating loss	$11,123,000	$15,425,000
State net operating loss	2,959,000	2,538,000
Stock-based compensation	-	191,000
Research and development tax credits	1,081,000	925,000
Accruals	13,000	23,000
Other	37,000	65,000
Less: valuation allowance	(15,213,000)	(19,167,000)
Total	$-	$-

Schedule of reconciliation of the statutory tax rate to the effective tax rate
	Year Ended June 30, 2018	Year Ended June 30, 2017
Statutory federal income tax rate	27.5%	34.0%
State (net of federal benefit)	6.0%	6.0%
Non-deductible expenses	(6.0)%	(0.75)%
Impact of Tax Cuts and Jobs Act	(71.6)%	-
Change in valuation allowance	44.1%	(39.25)%
Effective income tax rate	0%	0%